Schedule of Investments

ARK Genomic Revolution ETF

October 31, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%

Biotechnology - 64.6%
AquaBounty Technologies, Inc.*†	4,585,196	$17,423,745
Arcturus Therapeutics Holdings, Inc.*†	2,962,140	160,192,531
Beam Therapeutics, Inc.*	509,968	17,425,606
CareDx, Inc.*	2,206,586	108,233,043
Castle Biosciences, Inc.*	531,400	24,672,902
Cellectis SA (France)*†(a)	4,378,168	69,656,653
CRISPR Therapeutics AG (Switzerland)*	2,560,006	235,059,751
Editas Medicine, Inc.*	2,026,424	62,697,559
Evogene Ltd. (Israel)*†	4,602,387	12,518,493
Exact Sciences Corp.*	767,538	95,044,230
Fate Therapeutics, Inc.*	1,708,968	75,878,179
Incyte Corp.*	770,709	66,774,228
Intellia Therapeutics, Inc.*	2,409,636	57,686,686
Invitae Corp.*	6,276,325	246,094,703
Ionis Pharmaceuticals, Inc.*	945,706	44,400,897
Iovance Biotherapeutics, Inc.*	2,933,594	104,670,634
Organovo Holdings, Inc.*†	375,748	3,223,918
Pluristem Therapeutics, Inc.*†	1,958,334	18,153,756
Regeneron Pharmaceuticals, Inc.*	26,694	14,509,791
Repare Therapeutics, Inc. (Canada)*	270,363	7,307,912
Seres Therapeutics, Inc.*	3,372,855	94,068,926
Surface Oncology, Inc.*	539,346	4,519,719
Syros Pharmaceuticals, Inc.*†	3,789,135	25,273,530
Twist Bioscience Corp.*	1,675,334	128,397,598
Veracyte, Inc.*	1,784,371	61,846,299
Vertex Pharmaceuticals, Inc.*	209,516	43,654,754
Total Biotechnology		1,799,386,043

Health Care Equipment & Supplies - 1.5%
Cerus Corp.*	8,188,288	42,988,512

Health Care Providers & Services - 1.1%
Guardant Health, Inc.*	277,680	29,617,349

Health Care Technology - 6.8%
Accolade, Inc.*	1,141,383	39,971,233
Phreesia, Inc.*	676,769	25,020,150
Schrodinger, Inc.*	613,709	29,936,725
Teladoc Health, Inc.*	474,750	93,269,385
Total Health Care Technology		188,197,493

Life Sciences Tools & Services - 21.1%
10X Genomics, Inc., Class A*	274,216	37,540,170
Adaptive Biotechnologies Corp.*	853,240	39,317,299
Berkeley Lights, Inc.*	102,491	7,437,772
Codexis, Inc.*	1,676,118	22,309,131
Compugen Ltd. (Israel)*†	6,083,315	78,413,930
Illumina, Inc.*	234,711	68,699,910
NanoString Technologies, Inc.*	544,500	19,955,925
Pacific Biosciences of California, Inc.*†	15,276,473	200,274,561
Personalis, Inc.*†	3,943,430	97,521,024
Thermo Fisher Scientific, Inc.	33,700	15,944,144
Total Life Sciences Tools & Services		587,413,866

Pharmaceuticals - 2.1%
Novartis AG (Switzerland)(a)	358,827	28,017,212
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	1,963,866	30,223,898
Total Pharmaceuticals		58,241,110

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	304	33,093
Pure Storage, Inc., Class A*	4,447,219	71,600,226
Total Technology Hardware, Storage & Peripherals		71,633,319
Total Common Stocks
(Cost $2,074,928,009)		2,777,477,692
MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.02% (b) (Cost $7,834,725)	7,834,725	7,834,725
Total Investments–100.1% (Cost $2,082,762,734)		2,785,312,417
Liabilities in Excess of Other Assets–(0.1)%		(3,012,989)
Net Assets–100.0%		$2,782,299,428

Schedule of Investments (continued)

ARK Genomic Revolution ETF

October 31, 2020 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated issuers during the period ended October 31, 2020 is as follows:

Value ($) at 7/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2020	Value ($) at 10/31/2020
Common Stocks — 24.5%
Biotechnology — 11.0%
AquaBounty Technologies, Inc.
4,007,184	10,944,422	(348,215)	168,525	2,651,829	–	–	4,585,196	17,423,745
Arcturus Therapeutics Holdings, Inc.
102,661,199	58,560,897	(10,939,075)	2,719,684	7,189,826	–	–	2,962,140	160,192,531
Cellectis SA
44,530,240	30,676,902	(1,686,175)	701,528	(4,565,842)	–	–	4,378,168	69,656,653
Evogene Ltd.
471,804	7,367,652	(330,595)	192,731	4,816,901	–	–	4,602,387	12,518,493
Organovo Holdings, Inc.
5,023,413	45,472	(79,196)	18,114	(1,783,885)	–	–	375,748	3,223,918
Pluristem Therapeutics, Inc.
13,398,579	6,650,391	(457,753)	293,606	(1,731,067)	–	–	1,958,334	18,153,756
Syros Pharmaceuticals, Inc.
31,650,621	7,286,852	(1,014,618)	440,635	(13,089,960)	–	–	3,789,135	25,273,530
Life Sciences Tools & Services — 13.5%
Compugen Ltd.
81,843,425	19,096,166	(11,102,468)	1,851,476	(13,274,669)	–	–	6,083,315	78,413,930
Pacific Biosciences of California, Inc.
35,920,859	53,666,363	(4,748,822)	1,631,049	113,805,112	–	–	15,276,473	200,274,561
Personalis, Inc.
42,136,152	40,977,179	(5,570,159)	1,484,755	18,493,097	–	–	3,943,430	97,521,024
361,643,476	235,272,296	(36,277,076)	9,502,103	112,511,342	–	–	47,954,326	682,652,141

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2020.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2020, based upon the three levels defined above:

ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,777,477,692	$–	$–	$2,777,477,692
Money Market Fund	7,834,725	–	–	7,834,725
Total	$2,785,312,417	$–	$–	$2,785,312,417

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.